Investments in Unconsolidated Joint Ventures (Liberty Washington, LP) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) ft² bldg	Dec. 31, 2017 USD ($) bldg	Dec. 31, 2016 USD ($) a ft² bldg
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	72
Impairment - real estate assets	$ 32,431,000	$ 3,946,000	$ 3,879,000
Gain (loss) on debt extinguishment	0	(49,000)	(27,099,000)
Management fee income	$ 73,224,000	$ 82,673,000	12,941,000
Discontinued Operations, Disposed of by Sale
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	37	2
Discontinued operations
Schedule of Equity Method Investments [Line Items]
Impairment - real estate assets	$ 7,257,000	$ 6,686,000	$ 0
Northern Virginia and Washington DC | Liberty Washington, LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%
Building and Building Improvements | Northern Virginia and Washington DC | Liberty Washington, LP
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²	451,000
Building and Building Improvements | Northern Virginia and Washington DC | Office properties | Liberty Washington, LP
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	2
Joint venture, 2016 sales current quarter | Building and Building Improvements | Liberty Washington, LP | Discontinued Operations, Disposed of by Sale
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg			12
Leaseable square feet (in sqft) | ft²			1,200,000
Proceeds from sale of property			$ 187,200,000
Joint venture, 2016 sales current quarter | Land and Land Improvements | Liberty Washington, LP | Discontinued Operations, Disposed of by Sale
Schedule of Equity Method Investments [Line Items]
Acres of developable land (in acres) | a			6.0
Joint venture, 2016 transfer to lender | Building and Building Improvements | Liberty Washington, LP | Discontinued Operations, Disposed of by Means Other than Sale
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg			6
Leaseable square feet (in sqft) | ft²			698,000
Mortgages | Joint venture, 2016 transfer to lender | Building and Building Improvements | Liberty Washington, LP | Discontinued Operations, Disposed of by Means Other than Sale
Schedule of Equity Method Investments [Line Items]
Extinguishment of debt			$ 112,500,000
Equity Method Investee | DC Metro | Liberty Washington, LP
Schedule of Equity Method Investments [Line Items]
Impairment - real estate assets	$ 25,400,000	15,900,000
General Partner | Gain (Loss) on Investments | Joint venture, 2016 sales current quarter | Building and Building Improvements | Liberty Washington, LP | Discontinued operations
Schedule of Equity Method Investments [Line Items]
Gains on sale of land and building			6,000,000.0
General Partner | Gain (Loss) on Investments | Mortgages | Joint venture, 2016 transfer to lender | Building and Building Improvements | Liberty Washington, LP | Discontinued operations
Schedule of Equity Method Investments [Line Items]
Gain (loss) on debt extinguishment			4,200,000
Liberty Washington, LP | Equity Method Investee | Northern Virginia and Washington DC
Schedule of Equity Method Investments [Line Items]
Management fee income	1,200,000	1,100,000	$ 2,000,000.0
Prepaid Expenses and Other Current Assets | Liberty Washington, LP | Equity Method Investee | Northern Virginia and Washington DC
Schedule of Equity Method Investments [Line Items]
Due from related parties	1,000	316,000
Investments in and advances to unconsolidated joint ventures | General Partner | Equity Method Investee | DC Metro | Liberty Washington, LP
Schedule of Equity Method Investments [Line Items]
Impairment - real estate assets	$ 6,300,000	$ 4,000,000.0